SUBSEQUENT EVENTS (Details) - USD ($)				1 Months Ended
	Mar. 15, 2024	Mar. 06, 2024	Feb. 14, 2024	Mar. 31, 2024	Mar. 18, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 06, 2022	Dec. 31, 2015
Subsequent Event [Line Items]
Common stock, shares issued				29,768,568		29,768,568		11,951,137
Credit Facility
Subsequent Event [Line Items]
Revolving line of credit	$ 80,000,000					$ 60,000,000	$ 60,000,000		$ 60,000,000
Line of credit	25,000,000
Date the credit facility matures				Mar. 31, 2029
Subsequent Event | Credit Facility
Subsequent Event [Line Items]
Revolving line of credit	80,000,000
Line of credit	$ 25,000,000
Date the credit facility matures	Mar. 31, 2029
Subsequent Event | Prejean 2024 Stock Options
Subsequent Event [Line Items]
Common stock, shares issued			1,000,000
Subsequent Event | Johnson 2024 Stock Options
Subsequent Event [Line Items]
Common stock, shares issued			380,000
Subsequent Event | Domino 2024 Stock Options
Subsequent Event [Line Items]
Common stock, shares issued			300,000
Subsequent Event | 2024 Stock Options
Subsequent Event [Line Items]
Option vest			3 years
Exercisable price per share			$ 3.02
Casing Technology Group Limited | CTG Purchase Agreement
Subsequent Event [Line Items]
Percentage acquired	100.00%
Casing Technology Group Limited | Subsequent Event | CTG Purchase Agreement
Subsequent Event [Line Items]
Percentage acquired					100.00%
Superior Drilling Products, Inc | Subsequent Event
Subsequent Event [Line Items]
Date of Acquisition		Mar. 06, 2024